Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

August 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 92.38%			Common Stock (continued)
Communication Services - 5.27%			Information Technology - 9.62%
AT&T	65,700	$2,316,582	Broadcom	7,100	$2,006,744
Century Communications =†	500,000	0	Cisco Systems	39,200	1,834,952
Verizon Communications	34,600	2,012,336	Intel	40,900	1,939,069
		4,328,918	Oracle	40,700	2,118,842
Consumer Discretionary - 5.13%					7,899,607
Dollar Tree †	19,000	1,929,070	Materials - 2.29%
Lowe’s	20,400	2,288,880	DuPont de Nemours	27,732	1,883,835
		4,217,950			1,883,835
Consumer Staples - 7.13%			REIT Diversified - 0.15%
Archer-Daniels-Midland	46,700	1,776,935	Fibra Uno Administracion	88,100	121,986
Conagra Brands	69,763	1,978,479			121,986
Mondelez International			REIT Healthcare - 0.79%
Class A	38,100	2,103,882	Assura	269,626	227,360
		5,859,296	HCP	6,400	222,144
Energy - 7.66%			Sabra Health Care REIT	3,000	64,860
ConocoPhillips	30,900	1,612,362	Welltower	1,500	134,340
Halliburton	78,246	1,474,155			648,704
Marathon Oil	120,800	1,430,272	REIT Hotel - 0.94%
Occidental Petroleum	40,900	1,778,332	Hospitality Properties Trust	4,700	113,458
		6,295,121	MGM Growth Properties
Financials - 13.11%			Class A	6,299	194,261
Allstate	22,400	2,293,536	Summit Hotel Properties	25,600	285,696
American International			VICI Properties	8,069	178,809
Group	39,900	2,076,396			772,224
Bank of New York Mellon	46,200	1,943,172	REIT Industrial - 0.17%
BB&T	44,600	2,125,190	Liberty Property Trust	2,700	140,724
Hercules Capital	7,218	94,772
Marsh & McLennan	22,400	2,237,536			140,724
		10,770,602	REIT Mall - 0.22%
Healthcare - 20.34%			Simon Property Group	1,193	177,685
Abbott Laboratories	24,700	2,107,404			177,685
Brookdale Senior Living †	307,765	2,517,518	REIT Manufactured Housing - 0.38%
Cardinal Health	40,400	1,742,452	Sun Communities	2,100	310,380
Cigna	12,708	1,956,651			310,380
CVS Health	36,600	2,229,672	REIT Mortgage - 2.41%
Johnson & Johnson	15,000	1,925,400	AGNC Investment	100,000	1,487,000
Merck & Co.	25,500	2,204,985	Annaly Capital Management	59,200	491,360
Pfizer	57,089	2,029,514			1,978,360
		16,713,596
			REIT Multifamily - 4.01%
Industrials - 8.23%			Bluerock Residential Growth
Northrop Grumman	6,200	2,280,794	REIT	11,500	142,255
Raytheon	11,500	2,131,180	Brookfield Property Partners	2	38
Waste Management	19,700	2,351,195	Equity Residential	26,557	2,250,971
		6,763,169	Essential Properties Realty
			Trust	23,600	535,956

(continues)

NQ-DDF [8/19] 10/19 (972100) 1

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Number of	Value		Principal	Value
	shares	(US $)		amount°	(US $)
Common Stock (continued)			Convertible Bonds - 5.23%
REIT Multifamily (continued)			Capital Goods - 0.35%
Grainger	34,875	$103,628	Aerojet Rocketdyne Holdings 2.25%
Invitation Homes	4,300	123,668	exercise price $26.00, maturity
NexPoint Residential Trust	3,000	139,200	date 12/15/23	51,000	$105,050
		3,295,716	Cemex 3.72% exercise price
			$10.88, maturity date 3/15/20	180,000	180,254
REIT Office - 0.53%
Postal Realty Trust Class A †	12,497	190,329			285,304
VEREIT	25,000	243,750	Communications - 0.75%
		434,079	DISH Network
			2.375% exercise price $82.22,
REIT Self-Storage - 0.41%			maturity date 3/15/24	181,000	158,564
National Storage Affiliates			3.375% exercise price $65.18,
Trust	10,053	336,373	maturity date 8/15/26	115,000	106,117
		336,373	GCI Liberty 144A 1.75% exercise
REIT Shopping Center - 0.34%			price $370.52, maturity date
Brixmor Property Group	10,282	189,497	9/30/46 #	173,000	210,952
First Capital Realty	5,504	91,692	Liberty Media 2.25% exercise price
		281,189	$34.50, maturity date 9/30/46	260,000	143,607
REIT Single Tenant - 0.41%					619,240
Spirit Realty Capital	2,140	102,592	Consumer Cyclical - 0.27%
STORE Capital	6,200	234,112	Meritor 3.25% exercise price
			$39.92, maturity date 10/15/37	75,000	71,576
		336,704	Team 5.00% exercise price $21.70,
Utilities - 2.84%			maturity date 8/1/23	140,000	148,443
Edison International	32,300	2,334,321			220,019
		2,334,321	Consumer Non-Cyclical - 0.64%
Total Common Stock			Medicines 2.75% exercise price
(cost $63,409,248)		75,900,539	$48.97, maturity date 7/15/23	122,000	133,419
			Paratek Pharmaceuticals 4.75%
Convertible Preferred Stock - 1.16%			exercise price $15.90, maturity
			date 5/1/24	177,000	126,002
A Schulman 6.00% exercise			Vector Group 1.75% exercise price
price $52.33 y	199	204,472	$21.28, maturity date 4/15/20 •	262,000	270,803
AMG Capital Trust II 5.15%
exercise price $195.47,					530,224
maturity date 10/15/37	2,953	138,601	Electric - 0.34%
Bank of America 7.25%			NRG Energy 2.75% exercise price
exercise price $50.00 y	155	228,470	$47.74, maturity dat e 6/1/48	128,000	139,974
El Paso Energy Capital Trust I			Tesla Energy Operations 1.625%
4.75% exercise price			exercise price $759.35, maturity
$34.49, maturity date			date 11/1/19	147,000	144,325
3/31/28	4,121	214,374			284,299
QTS Realty Trust 6.50%
exercise price $47.03 y	1,420	167,390	Energy - 0.70%
			Cheniere Energy 4.25% exercise
Total Convertible Preferred Stock			price $138.38, maturity date
(cost $808,738)		953,307	3/15/45	259,000	201,373
			Helix Energy Solutions Group 4.25%
			exercise price $13.89, maturity
			date 5/1/22	218,000	210,506

2 NQ-DDF [8/19] 10/19 (972100)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Convertible Bonds (continued)			Convertible Bonds (continued)
Energy (continued)			Technology (continued)
PDC Energy 1.125% exercise price			Vishay Intertechnology 2.25%
$85.39, maturity date 9/15/21	172,000	$160,229	exercise price $31.47, maturity
		572,108	date 6/15/25	113,000	$105,182
Financials - 0.30%					1,264,869
FTI Consulting 2.00% exercise price			Total Convertible Bonds
$101.38, maturity date 8/15/23	89,000	110,858	(cost $4,269,413)		4,300,530
GAIN Capital Holdings 5.00%
exercise price $8.20, maturity			Corporate Bonds - 38.75%
date 8/15/22	154,000	137,245	Automotive - 0.44%
		248,103	Allison Transmission 144A 5.875%
Industrials - 0.17%			6/1/29#	335,000	360,125
Chart Industries 144A 1.00%					360,125
exercise price $58.73, maturity			Banking - 1.75%
date 11/15/24 #	48,000	60,363	Ally Financial 5.75% 11/20/25	435,000	499,706
Dycom Industries 0.75% exercise			Credit Suisse Group 144A 6.25%
price $96.89, maturity date			#µy	200,000	211,652
9/15/21	80,000	76,438	Popular 6.125% 9/14/23	280,000	303,156
		136,801	Royal Bank of Scotland Group
REITs - 0.17%			8.625% µy	400,000	424,500
Blackstone Mortgage Trust 4.75%					1,439,014
exercise price $36.23, maturity			Basic Industry - 5.06%
date 3/15/23	134,000	139,563	BMC East 144A 5.50% 10/1/24 #	125,000	130,156
		139,563	Boise Cascade 144A 5.625%
Technology - 1.54%			9/1/24#	275,000	286,687
Boingo Wireless 144A 1.00%			Builders FirstSource 144A 5.625%
exercise price $42.32, maturity			9/1/24#	148,000	154,660
date 10/1/23 #	169,000	142,189	Chemours 5.375% 5/15/27	190,000	169,575
Cree 144A 0.875% exercise price			FMG Resources August 2006
$59.97, maturity date 9/1/23 #	57,000	58,911	144A 4.75% 5/15/22 #	105,000	108,544
CSG Systems International 4.25%			144A 5.125% 5/15/24 #	180,000	188,325
exercise price $56.95, maturity			Freeport-McMoRan
date 3/15/36	139,000	160,832	4.55% 11/14/24	170,000	172,093
Knowles 3.25% exercise price			5.45% 3/15/43	185,000	169,737
$18.43, maturity date 11/1/21	147,000	189,665	6.875% 2/15/23	340,000	358,564
Ligand Pharmaceuticals 0.75%			HD Supply 144A 5.375%
exercise price $248.48, maturity			10/15/26#	170,000	181,934
date 5/15/23	87,000	71,241
Microchip Technology 1.625%			Hudbay Minerals 144A 7.625%
exercise price $96.34, maturity			1/15/25#	180,000	183,596
date 2/15/27	15,000	18,275	Joseph T Ryerson & Son 144A
Pluralsight 144A 0.375% exercise			11.00% 5/15/22 #	110,000	115,534
price $38.76, maturity date			Koppers 144A 6.00% 2/15/25 #	215,000	210,163
3/1/24 #	127,000	108,445	Lennar
Retrophin 2.50% exercise price			4.50% 4/30/24	195,000	207,919
$38.80, maturity date 9/15/25	129,000	102,062	4.75% 5/30/25	95,000	102,125
Synaptics 0.50% exercise price			5.875% 11/15/24	80,000	89,500
$73.02, maturity date 6/15/22	174,000	157,896	M/I Homes 5.625% 8/1/25	20,000	20,800
Verint Systems 1.50% exercise price			NOVA Chemicals 144A 5.00%
$64.46, maturity date 6/1/21	140,000	150,171	5/1/25#	130,000	133,575

(continues) NQ-DDF [8/19] 10/19 (972100) 3

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Basic Industry (continued)			Consumer Cyclical - 1.82%
Novelis 144A 6.25% 8/15/24 #	116,000	$121,800	AMC Entertainment Holdings
Olin			6.125% 5/15/27	290,000	$268,975
5.00% 2/1/30	175,000	175,437	Levi Strauss & Co. 5.00% 5/1/25	190,000	198,550
5.125% 9/15/27	195,000	201,337	MGM Resorts International 5.75%
PulteGroup 5.00% 1/15/27	100,000	108,000	6/15/25	180,000	199,130
Standard Industries 144A 6.00%			Penn National Gaming 144A
10/15/25 #	50,000	52,813	5.625% 1/15/27 #	215,000	221,740
Steel Dynamics 5.00% 12/15/26	280,000	293,300	Scientific Games International
Tms International Holding 144A			144A 8.25% 3/15/26 #	290,000	308,125
7.25% 8/15/25 #	10,000	9,575	10.00% 12/1/22	290,000	301,963
Tronox Finance 144A 5.75%					1,498,483
10/1/25 #	225,000	209,531	Consumer Non-Cyclical - 2.21%
		4,155,280	Aramark Services 144A 5.00%
Capital Goods - 2.75%			2/1/28#	345,000	359,231
Ardagh Packaging Finance 144A			Cott Holdings 144A 5.50%
6.00% 2/15/25 #	240,000	251,250	4/1/25#	260,000	272,033
Ashtead Capital 144A 5.25%			JBS USA
8/1/26 #	530,000	567,100	144A 5.75% 6/15/25 #	170,000	177,439
Bombardier 144A 6.00%			144A 6.50% 4/15/29 #	160,000	177,600
10/15/22 #	325,000	324,187	144A 6.75% 2/15/28 #	20,000	22,375
Crown Americas 4.75% 2/1/26	285,000	299,963	Pilgrim’s Pride 144A 5.75%
Mauser Packaging Solutions Holding			3/15/25#	315,000	328,387
144A 5.50% 4/15/24 #	310,000	319,687	Post Holdings
144A 7.25% 4/15/25 #	105,000	100,669	144A 5.00% 8/15/26 #	100,000	104,625
TransDigm 144A 6.25% 3/15/26 #	125,000	135,154	144A 5.625% 1/15/28 #	180,000	192,375
Zekelman Industries 144A 9.875%			144A 5.75% 3/1/27 #	170,000	181,475
6/15/23 #	247,000	260,863			1,815,540
		2,258,873	Energy - 5.74%
Communications - 2.50%			AmeriGas Partners
Altice France 144A 7.375%			5.625% 5/20/24	10,000	10,663
5/1/26 #	200,000	214,000	5.875% 8/20/26	240,000	261,828
Level 3 Financing 5.375% 5/1/25	322,000	335,685	Antero Resources 5.625% 6/1/23	117,000	108,517
SBA Communications 4.875%			Cheniere Corpus Christi Holdings
9/1/24	345,000	358,369	5.125% 6/30/27	40,000	44,300
Sprint			5.875% 3/31/25	80,000	89,400
7.125% 6/15/24	190,000	210,512	7.00% 6/30/24	100,000	115,625
7.625% 3/1/26	10,000	11,263	Cheniere Energy Partners 5.25%
7.875% 9/15/23	103,000	116,133	10/1/25	175,000	181,563
Sprint Communications 7.00%			Chesapeake Energy
8/15/20	136,000	141,508	7.00% 10/1/24	170,000	130,263
T-Mobile USA			8.00% 1/15/25	100,000	76,250
6.375% 3/1/25 =	85,000	0	Crestwood Midstream Partners
6.50% 1/15/26	305,000	328,637	5.75% 4/1/25	210,000	215,775
6.50% 1/15/26 =	220,000	0	Diamond Offshore Drilling 7.875%
Zayo Group			8/15/25	30,000	27,759
144A 5.75% 1/15/27 #	75,000	76,687	Diamondback Energy 4.75%
6.375% 5/15/25	250,000	258,125	11/1/24	190,000	196,413
		2,050,919

4 NQ-DDF [8/19] 10/19 (972100)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Energy (continued)			Healthcare (continued)
Energy Transfer Operating 5.50%			HCA
6/1/27	115,000	$132,382	5.375% 2/1/25	405,000	$450,563
Genesis Energy			5.875% 2/15/26	165,000	188,636
6.50% 10/1/25	40,000	39,100	7.58% 9/15/25	80,000	93,600
6.75% 8/1/22	294,000	298,292	Hill-Rom Holdings
Hilcorp Energy I 144A 5.00%			144A 5.00% 2/15/25 #	180,000	185,850
12/1/24 #	97,000	89,967	144A 5.75% 9/1/23 #	110,000	113,850
Murphy Oil 6.875% 8/15/24	500,000	526,400	Hologic 144A 4.625% 2/1/28 #	160,000	166,200
Murphy Oil USA 5.625% 5/1/27	415,000	437,825	Tenet Healthcare
Newfield Exploration 5.375%			5.125% 5/1/25	175,000	175,875
1/1/26	275,000	302,578	8.125% 4/1/22	155,000	167,578
NuStar Logistics 5.625% 4/28/27	160,000	167,000			2,477,120
Precision Drilling 144A 7.125%
1/15/26 #	40,000	35,900	Insurance - 1.14%
QEP Resources			HUB International 144A 7.00%
5.25% 5/1/23	190,000	167,200	5/1/26 #	345,000	351,037
5.625% 3/1/26	285,000	232,275	USI 144A 6.875% 5/1/25 #	295,000	294,263
Southwestern Energy 7.75%			WellCare Health Plans 144A
10/1/27	220,000	192,500	5.375% 8/15/26 #	275,000	293,906
Summit Midstream Holdings 5.75%					939,206
4/15/25	10,000	8,627	Media - 5.06%
Targa Resources Partners			AMC Networks 4.75% 8/1/25	265,000	271,625
5.375% 2/1/27	300,000	311,040	CCO Holdings
5.875% 4/15/26	20,000	21,025	144A 5.125% 5/1/27 #	120,000	127,199
Transocean 144A 9.00% 7/15/23 #	200,000	207,496	144A 5.375% 6/1/29 #	170,000	182,113
Transocean Proteus 144A 6.25%			144A 5.50% 5/1/26 #	30,000	31,687
12/1/24 #	67,500	69,356	144A 5.75% 2/15/26 #	160,000	169,800
Whiting Petroleum 6.625%			144A 5.875% 5/1/27 #	190,000	202,825
1/15/26	30,000	21,861	CSC Holdings
		4,719,180	6.75% 11/15/21	230,000	248,975
Financials - 0.95%			144A 7.75% 7/15/25 #	200,000	215,250
AerCap Global Aviation Trust 144A			Gray Television 144A 5.875%
6.50% 6/15/45 #µ	200,000	214,250	7/15/26 #	290,000	303,775
DAE Funding 144A 5.75%			Lamar Media
11/15/23 #	350,000	370,125	5.375% 1/15/24	190,000	196,175
E*TRADE Financial 5.875% µy	180,000	192,825	5.75% 2/1/26	167,000	177,646
		777,200	Netflix 5.875% 11/15/28	365,000	409,256
Healthcare - 3.01%			Sinclair Television Group 144A
Bausch Health 144A 5.50%			5.125% 2/15/27 #	195,000	195,936
11/1/25 #	170,000	178,922	Sirius XM Radio
Charles River Laboratories			144A 5.00% 8/1/27 #	395,000	418,206
International 144A 5.50%			144A 5.375% 4/15/25 #	205,000	213,456
4/1/26 #	330,000	353,892	Tribune Media 5.875% 7/15/22	170,000	172,497
Encompass Health			Unitymedia 144A 6.125%
5.75% 11/1/24	271,000	275,404	1/15/25 #	200,000	209,350
5.75% 9/15/25	120,000	126,750

(continues) NQ-DDF [8/19] 10/19 (972100) 5

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Media (continued)			Utilities - 2.13%
Virgin Media Secured Finance 144A			AES
5.25% 1/15/26 #	200,000	$205,750	5.50% 4/15/25	160,000	$167,405
VTR Finance 144A 6.875%			6.00% 5/15/26	25,000	26,900
1/15/24 #	200,000	207,250	Calpine
		4,158,771	144A 5.25% 6/1/26 #	190,000	193,087
Real Estate Investment Trusts - 0.85%			5.50% 2/1/24	100,000	101,124
CyrusOne 5.375% 3/15/27	170,000	181,263	5.75% 1/15/25	45,000	45,844
ESH Hospitality 144A 5.25%			144A 5.875% 1/15/24 #	85,000	87,028
5/1/25 #	290,000	300,513	Covanta Holding 5.875% 7/1/25	210,000	219,713
GLP Capital 5.375% 4/15/26	110,000	121,018	Emera 6.75% 6/15/76 µ	180,000	196,024
MGM Growth Properties Operating			Enel 144A 8.75% 9/24/73 #µ	200,000	237,000
Partnership 144A 5.75%			Vistra Energy 144A 8.00%
2/1/27 #	85,000	93,942	1/15/25 #	158,000	167,283
		696,736	Vistra Operations
Services - 1.06%			144A 5.50% 9/1/26 #	205,000	215,763
Advanced Disposal Services 144A			144A 5.625% 2/15/27 #	85,000	90,313
5.625% 11/15/24 #	215,000	226,287			1,747,484
KAR Auction Services 144A 5.125%			Total Corporate Bonds
6/1/25 #	95,000	98,325	(cost $30,872,509)		31,837,296
Prime Security Services Borrower
144A 5.75% 4/15/26 #	220,000	229,900		Number of
144A 9.25% 5/15/23 #	146,000	153,807		shares
Service Corp. International 4.625%
12/15/27	159,000	166,354	Preferred Stock - 0.60%
		874,673	Bank of America 6.50% µ	220,000	246,557
			GMAC Capital Trust I
Technology & Electronics - 1.94%			7.943% (LIBOR03M +
CDK Global			5.785%) •	2,000	52,400
5.00% 10/15/24	175,000	184,625	SITE Centers 6.50%	3,100	79,701
5.875% 6/15/26	236,000	251,541	Washington Prime Group
CDW Finance 5.00% 9/1/25	95,000	99,572	6.875%	5,800	111,592
CommScope Technologies 144A			Total Preferred Stock
5.00% 3/15/27 #	100,000	84,125	(cost $471,480)		490,250
Infor US 6.50% 5/15/22	185,000	188,700
Iron Mountain US Holdings 144A			Short-Term Investments - 3.42%
5.375% 6/1/26 #	357,000	370,387
RP Crown Parent 144A 7.375%			Money Market Mutual Funds - 3.42%
10/15/24 #	20,000	20,894	BlackRock FedFund -
Sensata Technologies UK Financing			Institutional Shares
144A 6.25% 2/15/26 #	200,000	213,442	(seven-day effective yield
SS&C Technologies 144A 5.50%			2.02%)	561,616	561,616
9/30/27 #	170,000	178,819	Fidelity Investments Money
			Market Government
		1,592,105	Portfolio - Class I
Transportation - 0.34%			(seven-day effective yield
Avis Budget Car Rental 144A			2.01%)	561,616	561,616
6.375% 4/1/24 #	65,000	68,250
XPO Logistics 144A 6.125%
9/1/23 #	201,000	208,337
		276,587

6 NQ-DDF [8/19] 10/19 (972100)

(Unaudited)

	Number of	Value	#	Security exempt from registration under Rule 144A of the Securities
	shares	(US $)		Act of 1933, as amended. At Aug. 31, 2019, the aggregate value of Rule 144A securities was $16,679,645, which represents 20.30%
Short-Term Investments (continued)				of the Fund’s net assets.
Money Market Mutual Funds (continued)			=	The value of this security was determined using significant unobservable
GS Financial Square				inputs and is reported as a Level 3 security.
Government Fund -			°	Principal amount shown is stated in USD unless noted that the security
Institutional Shares				is denominated in another currency.
(seven-day effective yield			µ	Fixed to variable rate investment. The rate shown reflects the fixed
2.02%)	561,616	$561,616		rate in effect at Aug. 31, 2019. Rate will reset at a future date.
Morgan Stanley Government				y No contractual maturity date.
Portfolio - Institutional
Share Class (seven-day			†	Non-income producing security.
effective yield 1.99%)	561,616	561,616		• Variable rate investment. Rates reset periodically. Rate shown reflects
State Street Institutional US				the rate in effect atAug. 31, 2019. For securities based on a published
Government Money Market				reference rate and spread,the reference rate and spread are indicated
Fund - Investor Class				intheirdescriptionabove. Thereferenceratedescriptions(i. e. LIBOR03M,
(seven-day effective yield				LIBOR06M,etc. ) used in this report are identical for different securities,
1.99%)	561,616	561,616		but the underlying reference rates may differ due to the timing of
Total Short-Term				the reset period. Certain variable rate securities are not based on
Investments				a published reference rate and spread but are determined by the
(cost $2,807,504)		2,808,080		issuer or agent and are based on current market conditions, or for mortgage-backed securities,are impacted by the individual mortgages
Total Value of				which are paying off over time. These securities do not indicate a
Securities - 141.54%				reference rate and spread in their description above.
(cost $102,638,892)		116,290,002
Summary of abbreviations:
Borrowing Under Line of				GS - Goldman Sachs
Credit - (42.60%)		(35,000,000)		ICE - Intercontinental Exchange
Receivables and Other				LIBOR - London Interbank Offered Rate
Assets Net of				LIBOR03M - ICE LIBOR USD 3 Month
Liabilities - 1.06%		869,960		LIBOR06M - ICE LIBOR USD 6 Month
Net Assets Applicable to				REIT - Real Estate Investment Trust
7,688,158 Shares				USD - US Dollar
Outstanding - 100.00%		$82,159,962

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